Receivables and Payables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Trade Receivables

	December 31
	2025	2024
	NIS in thousands
Open accounts *	25,419	53,735
Credit cards receivable	2,736	5,861
Provision for doubtful debts	(6,978)	(7,750)
	21,177	51,846

*	For additional information, please see Note 13A(2) regarding factoring.

Schedule of Other Receivables

	December 31
	2025	2024
	NIS in thousands
Institutions (A)	122,814	78,458
Prepaid expenses	1,137	1,507
Prepayments to suppliers	4,366	4,501
Loans to non-related parties, net (B)	6,169	40,857
Receivables revenue	608	608
Loans to related parties	428	614
Others	3,274	8,115
	138,796	134,660

Schedule of Provision for Impairment

Balance before provision for impairment	60,170
Provision for impairment	(49,594)
Balance after provision for impairment	10,576
classified as short term receivables	6,169
classified as long term receivables	4,407

Schedule of Other Payables

	December 31
	2025	2024
	NIS in thousands
Accrued expenses	11,142	8,682
Institutions	13,089	16,562
Payroll and related liabilities	6,125	5,665
Short term lease liability	4,262	4,789
Contingent liability	1,558	3,670
Others	7,277	2,441
	43,453	41,809